Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 739,659
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,645
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,858
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,614
2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	730,542
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	599,723
Canada | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	599,723
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	395
Italy | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	395
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	105,592
United States | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	105,592
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,672
Sweden | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,672
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,277
Other | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,645
Other | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,858
Other | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,614
Other | 2024 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,160